UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7720

        Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.6% (4.3% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$1,545,555
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
310	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	299,804
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,540	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	3,623,756
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29

5,350	Total Consumer Staples			5,469,115

	Education and Civic Organizations – 2.3% (1.5% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	70,436
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
45	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	46,518
60	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	61,607
120	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/30 –	5/15 at 100.00	AAA	124,051
	AMBAC Insured
1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AAA	1,598,745
	5/15/17 – AMBAC Insured

1,795	Total Education and Civic Organizations			1,901,357

	Health Care – 13.9% (9.1% of Total Investments)
4,705	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/06 at 100.00	BB	4,705,565
	Hospital, Series 1993, 5.750%, 5/15/15
480	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	484,526
	Series 2005, 5.000%, 11/15/34
1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,570,770
	LLC, Series 2001A, 5.550%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
125	5.250%, 7/01/24	7/15 at 100.00	BBB+	128,355
260	5.250%, 7/01/35	7/15 at 100.00	BBB+	265,450
2,180	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	2,189,854
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	2,213,631
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured

11,350	Total Health Care			11,558,151

	Housing/Multifamily – 2.0% (1.3% of Total Investments)
1,600	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	BBB	1,643,344
	Apartment Communities Development, Series 1998A, 5.250%, 5/15/25 (Mandatory put 5/15/13)

	Housing/Single Family – 0.4% (0.2% of Total Investments)
280	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/07 at 102.00	AAA	287,479
	8/01/20 – MBIA Insured (Alternative Minimum Tax)
35	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	No Opt. Call	AAA	35,258
	Family Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27 (Alternative Minimum Tax)

315	Total Housing/Single Family			322,737

	Industrials – 0.6% (0.4% of Total Investments)
500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	503,920
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 26.5% (17.3% of Total Investments)
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	1,067,270
1,055	5.250%, 2/01/21	8/13 at 100.00	A	1,114,523
1,500	5.000%, 2/01/31 – MBIA Insured	2/13 at 100.00	AAA	1,536,180
	California, General Obligation Bonds, Series 2004:
1,750	5.000%, 4/01/22	4/14 at 100.00	A	1,808,870
1,750	5.000%, 2/01/23	2/14 at 100.00	A	1,804,390
1,400	5.200%, 4/01/26	4/14 at 100.00	A	1,465,604
4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	6/06 at 100.00	A	4,001,320
	(Alternative Minimum Tax)
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,038,970
	2002A, 5.000%, 8/01/21 – FGIC Insured
2,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	2,341,170
	5.000%, 7/01/22 – FSA Insured
1,570	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1,	7/15 at 100.00	AAA	1,636,866
	5.000%, 7/01/25 – FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
190	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	197,566
200	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	207,508
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	3,412,170
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	16,100
	5.250%, 8/01/22 – MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
140	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	146,047
210	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	218,100

21,030	Total Tax Obligation/General			22,012,654

	Tax Obligation/Limited – 54.4% (35.6% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	1,064,400
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
985	Beverly Hills Public Financing Authority, California, Lease Revenue Refunding Bonds, Series	6/13 at 100.00	Aaa	1,060,087
	2003A, 5.250%, 6/01/15 – MBIA Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AAA	1,757,732
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AAA	1,926,806
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	11/09 at 101.00	AAA	6,302,015
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
905	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	964,694
130	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	135,916
	5.000%, 9/01/20 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
80	5.000%, 9/01/26	9/06 at 103.00	N/R	80,472
185	5.125%, 9/01/36	9/06 at 103.00	N/R	185,057
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AAA	2,576,400
	5.000%, 6/01/31 – MBIA Insured
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	8/11 at 100.00	AAA	3,577,245
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – MBIA Insured
1,595	Los Angeles Community Redevelopment Agency, California, Tax Allocation Multifamily Housing	6/06 at 100.00	BBB–	1,596,499
	Bonds, Grand Central Square/Bunker Hill Project, Series 1993A, 5.750%, 12/01/13 (Alternative
	Minimum Tax)
2,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	2,101,080
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 – MBIA Insured
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%,	8/15 at 100.00	AAA	3,307,326
	8/01/35 – MBIA Insured
2,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	2,180,980
	District Redevelopment Project, Series 2003, 5.500%, 9/01/15 – FGIC Insured
1,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway	8/08 at 102.00	N/R	1,060,680
	Business Centre, Series 1998, 6.500%, 8/15/09
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	158,503
	2005A, 5.000%, 9/01/35 – XLCA Insured
310	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	317,059
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,649,370
	5.400%, 11/01/20 – MBIA Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AA–	3,237,270
	5.400%, 11/01/20
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/15 at 100.00	AAA	5,216,750
	2005A, 5.000%, 7/01/24 – MBIA Insured
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	9/08 at 101.00	Baa3	1,559,970
1,000	5.800%, 9/01/27	9/08 at 101.00	Baa3	1,039,980
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%,	12/11 at 102.00	AAA	2,194,054
	12/01/19 – AMBAC Insured

43,105	Total Tax Obligation/Limited			45,250,345

	Transportation – 3.3% (2.2% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	806,590
	2006, 5.000%, 4/01/31
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,956,740
	1995A, 5.000%, 1/01/35

2,780	Total Transportation			2,763,330

	U.S. Guaranteed – 18.3% (12.0% of Total Investments) (4)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
400	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	437,892
2,250	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,433,533
1,200	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	1,305,888
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	3,236,460
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – FSA Insured (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
1,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,107,240
1,000	5.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,099,630
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	AAA	2,154,380
	(Pre-refunded 7/01/10) – MBIA Insured
1,185	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	1,295,466
	5.250%, 8/01/22 (Pre-refunded 8/01/14) – MBIA Insured
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project,	3/24 at 100.00	N/R (4)	2,145,900
	Series 1999A, 5.750%, 3/15/29 (Pre-refunded 3/15/24)

14,035	Total U.S. Guaranteed			15,216,389

	Utilities – 6.6% (4.3% of Total Investments)
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	285,684
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	305,977
	9/01/31 – XLCA Insured
4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,899,089
	2002Q, 5.250%, 8/15/20 – FSA Insured

5,150	Total Utilities			5,490,750

	Water and Sewer – 18.0% (11.8% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AAA	1,167,413
	AMBAC Insured
1,095	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,159,419
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured
5,000	Culver City, California, Wastewater Facilities Revenue Refunding Bonds, Series 1999A, 5.700%,	9/09 at 102.00	AAA	5,366,450
	9/01/29 – FGIC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	211,332
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
490	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	510,271
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,689,986
	5.250%, 2/01/21 – FGIC Insured
1,000	Sacramento County Water Financing Authority, California, Revenue Bonds, Agency Zones 40-41	6/13 at 100.00	AAA	1,040,400
	System Projects, Series 2003, 5.000%, 6/01/22 – AMBAC Insured
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	1,840,898
	Project, Series 2003, 5.500%, 7/01/33

14,205	Total Water and Sewer			14,986,169

$ 121,215	Total Investments (cost $122,689,456) – 152.9%			127,118,261

	Other Assets Less Liabilities – (1.2)%			(965,547)

	Preferred Shares, at Liquidation Value – (51.7)%			(43,000,000)

	Net Assets Applicable to Common Shares – 100%			$83,152,714

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(ETM)	Escrowed to maturity.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $122,627,454.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$4,732,818
Depreciation	(242,011)

Net unrealized appreciation (depreciation) of investments	$4,490,807

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.